RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 2) - CAD CAD in Millions	Jun. 30, 2015	Dec. 31, 2014
TOTAL DERIVATIVE INSTRUMENTS
Total Gross Derivative Instruments	CAD (3,806)	CAD (2,331)
Derivative liabilities, Amounts Available for Offset	(14)	(33)
Total net financial asset/(liability)	(3,820)	(2,364)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(2,450)	(1,319)
Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,151)	(908)
Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(205)	(104)
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	326	568
Current derivative assets, Amounts Available for Offset	(104)	(150)
Total current derivative assets	222	418
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	298	512
Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	23	49
Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	5	7
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	171	199
Long-term derivative assets, Amounts Available for Offset	(109)	(99)
Total long-term derivative assets	62	100
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	85	121
Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	75	60
Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	11	18
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(1,274)	(1,020)
Current derivative liabilities, Amounts Available for Offset	90	117
Total current derivative liabilities	(1,184)	(903)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(710)	(499)
Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(538)	(441)
Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(26)	(80)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(3,029)	(2,078)
Long-term derivative liabilities, Amounts Available for Offset	109	99
Total long-term derivative liabilities	(2,920)	(1,979)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,123)	(1,453)
Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(711)	(576)
Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(195)	(49)
Foreign Exchange Risk
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(2,403)	(1,433)
Foreign Exchange Risk | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(2,267)	(1,362)
Foreign Exchange Risk | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	69	33
Foreign Exchange Risk | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(205)	(104)
Foreign Exchange Risk | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	13	13
Current derivative assets, Amounts Available for Offset	(7)	(13)
Total current derivative assets	6
Foreign Exchange Risk | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	4	3
Foreign Exchange Risk | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	4	3
Foreign Exchange Risk | Accounts receivable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	5	7
Foreign Exchange Risk | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	76	51
Long-term derivative assets, Amounts Available for Offset	(76)	(51)
Foreign Exchange Risk | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	65	33
Foreign Exchange Risk | Deferred amounts and other assets | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	11	18
Foreign Exchange Risk | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(446)	(301)
Current derivative liabilities, Amounts Available for Offset	7	13
Total current derivative liabilities	(439)	(288)
Foreign Exchange Risk | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(420)	(218)
Foreign Exchange Risk | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments		(3)
Foreign Exchange Risk | Accounts payable and other | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(26)	(80)
Foreign Exchange Risk | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(2,046)	(1,196)
Long-term derivative liabilities, Amounts Available for Offset	76	51
Total long-term derivative liabilities	(1,970)	(1,145)
Foreign Exchange Risk | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,851)	(1,147)
Foreign Exchange Risk | Other long-term liabilities | Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(195)	(49)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,240)	(1,001)
Interest rate contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,240)	(1,001)
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	8
Current derivative assets, Amounts Available for Offset	(2)	(7)
Total current derivative assets		1
Interest rate contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	8
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	5
Long-term derivative assets, Amounts Available for Offset	(3)	(5)
Total long-term derivative assets	2
Interest rate contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	5
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(538)	(438)
Current derivative liabilities, Amounts Available for Offset	2	7
Total current derivative liabilities	(536)	(431)
Interest rate contracts | Accounts payable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(538)	(438)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(709)	(576)
Long-term derivative liabilities, Amounts Available for Offset	3	5
Total long-term derivative liabilities	(706)	(571)
Interest rate contracts | Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(709)	(576)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total Gross Derivative Instruments	(176)	83
Derivative liabilities, Amounts Available for Offset	(14)	(33)
Total net financial asset/(liability)	(190)	50
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(195)	32
Commodity contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	19	51
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	301	535
Current derivative assets, Amounts Available for Offset	(95)	(130)
Total current derivative assets	206	405
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	285	501
Commodity contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	16	34
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	85	135
Long-term derivative assets, Amounts Available for Offset	(30)	(43)
Total long-term derivative assets	55	92
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	82	118
Commodity contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	3	17
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(290)	(281)
Current derivative liabilities, Amounts Available for Offset	81	97
Total current derivative liabilities	(209)	(184)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(290)	(281)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(272)	(306)
Long-term derivative liabilities, Amounts Available for Offset	30	43
Total long-term derivative liabilities	(242)	(263)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(272)	(306)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	13	20
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	12	11
Other contracts | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	1	9
Other contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	10	12
Total current derivative assets	10	12
Other contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	9	8
Other contracts | Accounts receivable and other | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	1	4
Other contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	8
Total long-term derivative assets	5	8
Other contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	3	3
Other contracts | Deferred amounts and other assets | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	2	CAD 5
Other contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(2)
Total long-term derivative liabilities	(2)
Other contracts | Other long-term liabilities | Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	CAD (2)